IVY FUNDS
Delaware Ivy Accumulative Fund
 (formerly Ivy Accumulative Fund)
Delaware Ivy Wilshire Global Allocation Fund
 (formerly Ivy Wilshire Global Allocation Fund)
Delaware Ivy Mid Cap Income Opportunities Fund
 (formerly Ivy Mid Cap Income Opportunities Fund)
Delaware Ivy International Value Fund
 (formerly Delaware Ivy Pzena International Value Fund)
Delaware Ivy Strategic Income Fund
 (formerly Delaware Ivy Apollo Strategic Income Fund)
Delaware Ivy California Municipal High Income Fund
 (formerly Ivy California Municipal High Income Fund)
Delaware Ivy Corporate Bond Fund
 (formerly Ivy Corporate Bond Fund)
Delaware Ivy Crossover Credit Fund
 (formerly Ivy Crossover Credit Fund)
Delaware Ivy Government Securities Fund
 (formerly Ivy Government Securities Fund)
Delaware Ivy Emerging Markets Local Currency Debt Fund
 (formerly Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund)
Delaware Ivy Total Return Bond Fund
 (formerly Delaware Ivy Pictet Targeted Return Bond Fund)
Delaware Ivy High Yield Fund
 (formerly Ivy PineBridge High Yield Fund)
Delaware Ivy International Small Cap Fund
 (formerly Ivy International Small Cap Fund)
Delaware Ivy Multi-Asset Income Fund
 (formerly Delaware Ivy Apollo Multi-Asset Income Fund)
Delaware Ivy Cash Management Fund
 (formerly Ivy Cash Management Fund)
Delaware Ivy Core Equity Fund
 (formerly Ivy Core Equity Fund)
Delaware Ivy Large Cap Growth Fund
 (formerly Ivy Large Cap Growth Fund)
Delaware Ivy Mid Cap Growth Fund
 (formerly Ivy Mid Cap Growth Fund)
Delaware Ivy Smid Cap Core Fund
 (formerly Delaware Ivy Small Cap Core Fund)
Delaware Ivy Small Cap Growth Fund
 (formerly Ivy Small Cap Growth Fund)
Delaware Ivy Value Fund
 (formerly Ivy Value Fund)
Delaware Ivy Global Bond Fund
 (formerly Ivy Global Bond Fund)
Delaware Ivy High Income Fund

Delaware Ivy Securian Core Bond Fund
 (formerly Ivy Securian Core Bond Fund)
Delaware Ivy Systematic Emerging Markets Equity Fund
 (formerly Delaware Ivy Emerging Markets Equity Fund)
Delaware Ivy Global Equity Income Fund
 (formerly Ivy Global Equity Income Fund)
Delaware Ivy Global Growth Fund
 (formerly Ivy Global Growth Fund)
Delaware Ivy International Core Equity Fund
 (formerly Ivy International Core Equity Fund)
Delaware Ivy Managed International Opportunities Fund
 (formerly Ivy Managed International Opportunities Fund)
Delaware Ivy Asset Strategy Fund
 (formerly Ivy Asset Strategy Fund)
Delaware Ivy Balanced Fund
 (formerly Ivy Balanced Fund)
Delaware Ivy Energy Fund
 (formerly Ivy Energy Fund)
Delaware Ivy LaSalle Global Real Estate Fund
 (formerly Ivy LaSalle Global Real Estate Fund)
Delaware Ivy Natural Resources Fund
 (formerly Ivy Natural Resources Fund)
Delaware Ivy Science and Technology Fund
 (formerly Ivy Science and Technology Fund)
Delaware Ivy Securian Real Estate Securities Fund
 (formerly Ivy Securian Real Estate Securities Fund)
Delaware Ivy Government Money Market Fund
 (formerly Ivy Government Money Market Fund)
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund
 (formerly Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund)
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund
 (formerly Ivy ProShares Russell 2000 Dividend Growers  Index Fund)
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund
 (formerly Ivy ProShares Interest Rate Hedged High Yield Index Fund)
Delaware Ivy ProShares S&P 500 Bond Index Fund
 (formerly Ivy ProShares S&P 500 Bond Index Fund)
Delaware Ivy ProShares MSCI ACWI Index Fund
 (formerly Ivy ProShares MSCI ACWI Index Fund)

 (formerly Ivy High Income Fund)
Delaware Ivy Limited-Term Bond Fund
 (formerly Ivy Limited-Term Bond Fund)
Delaware Ivy Municipal Bond Fund
 (formerly Ivy Municipal Bond Fund)
Delaware Ivy Municipal High Income Fund
 (formerly Ivy Municipal High Income Fund)

(each, a “Fund” and together, the “Funds”)
INVESTED PORTFOLIOS
InvestEd 90 Portfolio
InvestEd 80 Portfolio
InvestEd 70 Portfolio
InvestEd 60 Portfolio
InvestEd 50 Portfolio
InvestEd 40 Portfolio
InvestEd 30 Portfolio
InvestEd 20 Portfolio
InvestEd 10 Portfolio
InvestEd 0 Portfolio

(each a “Portfolio” and together, the “InvestEd Portfolios”)

Supplement to each Fund’s and each Portfolio’s Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information (each, an “SAI” and together, the “SAIs”)

1.	Effective Date of the Transfer Agency Conversion

The effective date of the transfer agency conversion noted in the Funds’ supplements to the Prospectuses and SAIs dated April 29, 2022 is currently scheduled to occur on or about June 24, 2022.

2.	Availability of Sales Charge Waivers or Discounts

Effective immediately, the following replaces the disclosure related to the availability of certain sales charge waivers and discounts as applicable in the section of the Prospectuses entitled “Investing in the Funds – Choosing a share class”:

Please also see the “Broker-defined sales charge waiver policies” section in this Prospectus for information provided to the Fund by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in this Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise offered by a financial intermediary. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

3.	Broker-Dealer Defined Sales Charge Waiver Policies

Effective immediately, the following replaces the first paragraph in the section entitled “Broker-defined sales charge waiver policies” of the Funds’ Prospectuses:

From time to time, shareholders purchasing fund shares through a brokerage platform or account may be eligible for sales charge waivers (front-end sales load or CDSC) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase a Fund’s shares directly from the fund or through another intermediary to receive such waivers or discounts. Please see the section entitled About Your Account — Choosing a Share Class for more information on sales charges and waivers available for different classes.

4.	Fund Liquidations

On May 18-19, 2022, the Boards of Trustees of the the InvestEd Portfolios and the Ivy Funds unanimously voted and approved a proposal to liquidate the InvestEd Portfolios and Delaware Ivy Government Money Market Fund. As noted in the supplement dated September 14, 2021, on September 13, 2021, the Board of Trustees of the Ivy Funds unanimously voted and approved a proposal to liquidate Delaware Ivy Cash Management Fund, Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund, Delaware Ivy ProShares S&P 500 Bond Index Fund, and Delaware Ivy ProShares MSCI ACWI Index Fund.

The key dates pertaining to these Fund liquidations are as follows:

Fund	Liquidation Date
Closed to new shareholders and all sales efforts will cease, except for certain investors, such as those in certain advisory programs or certain retirement recordkeeping programs with specific financial intermediaries who have a written arrangement with the Funds’ distributor
Closed to all investors – Will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until close of business on this date
InvestEd 90 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
InvestEd 80 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
InvestEd 70 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
InvestEd 60 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
InvestEd 50 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
InvestEd 40 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
InvestEd 30 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022

Fund	Liquidation Date
Closed to new shareholders and all sales efforts will cease, except for certain investors, such as those in certain advisory programs or certain retirement recordkeeping programs with specific financial intermediaries who have a written arrangement with the Funds’ distributor
Closed to all investors – Will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until close of business on this date
InvestEd 20 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
InvestEd 10 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
InvestEd 0 Portfolio	On or about June 10, 2022	On or about June 6, 2022	On or about June 8, 2022
Delaware Ivy Government Money Market Fund	On or about July 22, 2022	On or about June 8, 2022	Five days before the Liquidation Date
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	On or about July 22, 2022	September 30, 2021	Five days before the Liquidation Date
Delaware Ivy ProShares MSCI ACWI Index Fund	On or about July 22, 2022	September 30, 2021	Five days before the Liquidation Date
Delaware Ivy Cash Management Fund	On or about July 22, 2022	September 30, 2021	Five days before the Liquidation Date
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund	On or about July 22, 2022	September 30, 2021	Five days before the Liquidation Date
Delaware Ivy ProShares S&P 500 Bond Index Fund	On or about July 22, 2022	September 30, 2021	Five days before the Liquidation Date

Retirement accounts held directly on the transfer agency platform within the applicable Funds will be liquidated on or about the Liquidation Date and the proceeds (less mandatory tax withholding) will be mailed to the address of record if no action is taken.

Shareholders may redeem their Fund shares at any time prior to the Liquidation Date. No applicable CDSC will be assessed in connection with any redemption of shares from a liquidating Fund prior to the Liquidation Date. Under the Funds’ right of reinstatement policy, shareholders, including shareholders impacted by the Delaware Ivy Cash Management Fund and Delaware Ivy Government Money Market Fund liquidations, have up to 90 days to buy back into Class A shares of another Fund at net asset value (“NAV”) upon reentry and notification to the liquidating Funds’ transfer agent or the shareholder’s financial intermediary. For Delaware Ivy Cash Management Fund and Delaware Ivy Government Money Market

Fund, shareholders can buy back at NAV into another Fund only if the shares had been previously subject to a sales load.

For those accounts with automated purchases established, these transactions will cease five days before the Liquidation Date if no action is taken.

For those accounts with automated withdrawals established, these transactions will cease on the Liquidation Date if no action is taken.

For the InvestEd Portfolios, as noted in the supplement dated May 3, 2022, each Portfolio is listed as an investment option in the Ivy InvestEd 529 Plan (the “Plan”).  In connection with the transition of the Plan to a new program manager and distributor, beginning on June 1, 2022, the securities in the Portfolios will be sold in an orderly manner and the proceeds of that sale will be transferred to the successor program manager via a conversion process on or about June 13, 2022, following the calculation of final distributions.

5.	Share Class Liquidations

On May 18-19, 2022, the Board of Trustees of the Ivy Funds unanimously voted and approved a proposal to liquidate and terminate Class R6 and Class E (together the “Share Classes”) for the following Funds:

Share Class	Fund
Class R6	Delaware Ivy Corporate Bond Fund
Delaware Ivy Crossover Credit Fund
Class E	Delaware Ivy Asset Strategy Fund
Delaware Ivy Core Equity Fund
Delaware Ivy Global Equity Income Fund
Delaware Ivy Government Money Market Fund
Delaware Ivy High Income Fund
Delaware Ivy International Core Equity Fund
Delaware Ivy Large Cap Growth Fund
Delaware Ivy Limited-Term Bond Fund
Delaware Ivy Mid Cap Growth Fund
Delaware Ivy Natural Resources Fund
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund
Delaware Ivy ProShares MSCI ACWI Index Fund
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund
Delaware Ivy ProShares S&P 500 Bond Index Fund
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund
Delaware Ivy Science and Technology Fund
Delaware Ivy Securian Core Bond Fund
Delaware Ivy Securian Real Estate Securities Fund
Delaware Ivy Small Cap Growth Fund

These Share Classes will close to purchases by new investors on or about June 6, 2022 and all sales efforts will cease.  Existing shareholders will be able to continue to make purchases until June 8, 2022.  The Share Classes will be liquidated on or about June 10, 2022 (“Liquidation Date”).  By the Liquidation Date, the securities of a Fund necessary to effect the share class liquidations shall be converted to cash or cash equivalents, and the cash associated with the liquidation of the Class E shares (which are investment options within the Plan), will also be transferred to the successor program manager via a conversion process, on or about June 13, 2022.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated May 20, 2022.